Fair Value Measurements - Mortgage Servicing Rights - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Available-for-sale debt securities, at fair value	$ 218,652	$ 188,742
Loans held for sale	0	3,884
U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	4,915	1,978
U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	401	427
US Government-sponsored Enterprises Debt Securities [Member]
Assets:
Available-for-sale debt securities, at fair value	12,804	21,822
Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	102,486	106,885
Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	78,110	45,640
Other debt securities
Assets:
Available-for-sale debt securities, at fair value	18,687	10,821
Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	1,249	1,169
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Loans held for sale		0
Other Observable Inputs (Level 2)
Assets:
Loans held for sale		3,884
Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale		0
Recurring
Assets:
Loans held for sale		3,884
Mortgage servicing rights		1,738
Total	218,792	194,485
Liabilities:
Total	89	43
Recurring | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	4,915	1,978
Recurring | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	401	427
Recurring | US Government-sponsored Enterprises Debt Securities [Member]
Assets:
Available-for-sale debt securities, at fair value	12,804	21,822
Recurring | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	102,486	106,885
Recurring | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	78,110	45,640
Recurring | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	18,687	10,821
Recurring | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	1,249	1,169
Recurring | Equity securities
Assets:
Available-for-sale debt securities, at fair value	74	78
Recurring | Derivative instruments, interest rate swaps
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments	66
Recurring | Interest rate lock commitments
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments		43
Liabilities:
Commitments	89	2
Recurring | Forward sale commitments
Liabilities:
Commitments		41
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Loans held for sale		0
Mortgage servicing rights		0
Total	4,989	2,056
Liabilities:
Total	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	4,915	1,978
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | US Government-sponsored Enterprises Debt Securities [Member]
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available-for-sale debt securities, at fair value	74	78
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Derivative instruments, interest rate swaps
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate lock commitments
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments		0
Liabilities:
Commitments	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Forward sale commitments
Liabilities:
Commitments		0
Recurring | Other Observable Inputs (Level 2)
Assets:
Loans held for sale		3,884
Mortgage servicing rights		0
Total	213,803	190,648
Liabilities:
Total	89	41
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	401	427
Recurring | Other Observable Inputs (Level 2) | US Government-sponsored Enterprises Debt Securities [Member]
Assets:
Available-for-sale debt securities, at fair value	12,804	21,822
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	102,486	106,885
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	78,110	45,640
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	18,687	10,821
Recurring | Other Observable Inputs (Level 2) | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	1,249	1,169
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Other Observable Inputs (Level 2) | Derivative instruments, interest rate swaps
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments	66
Recurring | Other Observable Inputs (Level 2) | Interest rate lock commitments
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments		0
Liabilities:
Commitments	89	0
Recurring | Other Observable Inputs (Level 2) | Forward sale commitments
Liabilities:
Commitments		41
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale		0
Mortgage servicing rights		1,738
Total	0	1,781
Liabilities:
Total	0	2
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | US Government-sponsored Enterprises Debt Securities [Member]
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank-issued trust preferred securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Available-for-sale debt securities, at fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Derivative instruments, interest rate swaps
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments	0
Recurring | Significant Unobservable Inputs (Level 3) | Interest rate lock commitments
Assets:
Derivative instruments, interest rate swaps and Interest rate lock commitments		43
Liabilities:
Commitments	$ 0	2
Recurring | Significant Unobservable Inputs (Level 3) | Forward sale commitments
Liabilities:
Commitments		$ 0